united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	11/30

Date of reporting period:	05/31/19

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form dis17 plays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Auer Growth Fund

Semi-Annual Report

May 31, 2019

Fund Adviser:

SBAuer Funds, LLC
8801 River Crossing Blvd, Suite 100
Indianapolis, IN 46240
Toll Free (888) 711-AUER (2837)
www.auergrowthfund.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (888) 711-2837. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns* (For the periods ended May 31, 2019)
	Six Months	1 Year	5 Year	10 Year
Auer Growth Fund	-6.24%	-23.49%	-3.66%	2.86%
S&P 500® Index**	0.74%	3.78%	9.66%	13.95%

Total annual operating expenses, as disclosed in the Auer Growth Fund (the “Fund”) prospectus dated March 30, 2019, which included acquired fund fees and expenses of 0.01%, were 2.16% of average daily net assets. Additional information pertaining to the Fund’s expense ratios as of May 31, 2019, can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-711-2837.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

**

The S&P 500® Index (the “Index”) is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-888-711-2837.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

1

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets, and bulletin boards that SBAuer Funds, LLC (the “Adviser”) believes present the most favorable potential for capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

This Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year within sixty days after the end of the period. The Fund’s portfolio holdings are available at the SEC’s website at www.sec.gov.

2

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS

May 31, 2019 – (Unaudited)

COMMON STOCKS – 96.03%	Shares	Fair Value
Consumer Discretionary – 1.56%
Hilton Grand Vacations, Inc.(a)	8,200	$208,444
Lennar Corporation, Class A	3,000	148,980
		357,424
Consumer Staples – 1.01%
Alico, Inc.	9,000	231,930

Energy – 25.42%
Berry Petroleum Corporation	20,000	215,000
Bonanza Creek Energy, Inc.(a)	16,000	312,480
Cabot Oil & Gas Corporation	10,500	262,710
Comstock Resources, Inc.(a)	71,000	310,980
DHT Holdings, Inc.	100,000	556,000
DMC Global, Inc.	3,500	236,740
Enerplus Corporation	15,000	109,200
Euronav NV	26,500	222,600
Frontline Ltd.(a)	33,000	258,720
GasLog Ltd.	30,000	432,000
Goodrich Petroleum Corporation(a)	19,000	219,830
Hallador Energy Company	21,500	121,690
NACCO Industries, Inc., Class A	11,300	564,548
ProPetro Holding Corporation(a)	12,000	233,040
Ranger Energy Services, Inc.(a)	34,000	207,740
SilverBow Resources, Inc.(a)	24,000	342,480
Smart Sand, Inc.(a)	32,500	108,225
Solaris Oilfield Infrastructure, Inc.	29,000	412,670
SRC Energy, Inc.(a)	32,500	154,050
Teekay Tankers Ltd., Class A(a)	245,000	274,400
VAALCO Energy, Inc.(a)	160,000	254,400
		5,809,503
Financials – 41.16%
Amalgamated Bank	7,200	118,800
Apollo Global Management LLC	7,700	226,457
Banco Latinoamericano de Comercio Exterior S.A., Class E	5,700	113,715
Byline Bancorp, Inc.(a)	13,500	251,910
Carolina Trust Bancshares, Inc.(a)	15,000	120,150

See accompanying notes which are an integral part of these financial statements.

3

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2019 – (Unaudited)

COMMON STOCKS – 96.03% – continued	Shares	Fair Value
Financials – 41.16% – continued
CB Financial Services, Inc.(a)	5,300	$124,497
Central Federal Corporation(a)	10,000	124,100
CNB Financial Corporation	4,600	113,850
Comerica, Inc.	1,500	103,230
Community Bankers Trust Corporation	16,000	116,480
Community Financial Corporation (The)	4,300	133,429
Cowen, Inc., Class A(a)	33,000	499,950
Emclaire Financial Corporation	8,000	265,200
Enterprise Bancorp, Inc.	4,100	114,964
Exantas Capital Corporation	11,000	119,900
First Bancshares, Inc. (The)	4,200	125,160
First Business Financial Services, Inc.	10,700	244,816
First Choice Bancorp	5,700	123,861
First Savings Financial Group, Inc.(a)	2,200	125,950
First United Corporation	7,300	131,400
Greenlight Capital Re Ltd., Class A(a)	12,000	121,800
Hawthorn Bancshares, Inc.(a)	5,300	139,814
HSBC Holdings plc - ADR	11,500	468,855
IBERIABANK Corporation	3,100	221,650
KKR & Company, Inc., Class A	10,000	222,800
Markel Corporation(a)	250	264,718
Medallion Financial Corporation(a)	33,000	220,110
Metropolitan Bank Holding Corporation(a)	13,000	516,490
New Mountain Finance Corporation	8,500	118,660
NMI Holdings, Inc., Class A(a)	10,000	272,600
OFG Bancorp	12,500	234,750
PennyMac Mortgage Investment Trust	12,000	249,600
Popular, Inc.	4,500	234,945
Republic Bancorp, Inc., Class A	2,700	123,768
Riverview Bancorp, Inc.	17,000	131,750
SB One Bancorp	10,500	230,475
Select Bancorp, Inc.(a)	10,500	116,025
Signature Bank	4,400	504,020
SLM Corporation	13,200	125,532
SmartFinancial, Inc.(a)	12,700	260,477
Southern Missouri Bancorp, Inc.	4,000	130,300
United Security Bancshares	12,000	122,400

See accompanying notes which are an integral part of these financial statements.

4

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2019 – (Unaudited)

COMMON STOCKS – 96.03% – continued	Shares	Fair Value
Financials – 41.16% – continued
Univest Financial Corporation	10,000	$238,800
Valley National Bancorp	24,000	235,680
Watford Holdings, Ltd.(a)	5,000	129,100
Wells Fargo & Company	5,200	230,724
White Mountains Insurance Group Ltd.	250	244,900
		9,408,562
Health Care – 4.20%
Centene Corporation(a)	10,000	577,500
Harrow Health, Inc.(a)	22,500	136,575
Kamada Ltd.(a)	45,000	246,150
		960,225
Industrials – 6.33%
Diana Shipping, Inc.(a)	34,000	101,660
Great Lakes Dredge & Dock Corporation(a)	18,500	196,840
IES Holdings, Inc.(a)	14,000	250,880
Primoris Services Corporation	24,000	437,760
Spirit Airlines, Inc.(a)	10,000	460,800
		1,447,940
Information Technology – 6.06%
Camtek Ltd.(a)	25,000	201,500
CSG Systems International, Inc.	11,200	502,320
IEC Electronics Corporation(a)	20,000	122,200
RF Industries Ltd.	19,000	148,200
Sanmina Corporation(a)	15,500	412,145
		1,386,365
Materials – 7.81%
Advanced Emissions Solutions, Inc.	44,000	522,280
Commercial Metals Company	14,000	186,900
Flexible Solutions International, Inc.(a)	78,000	269,880
Friedman Industries, Inc.	17,000	125,460
Mercer International, Inc.	29,000	415,570
Synalloy Corporation	8,000	148,480
Warrior Met Coal, Inc.	4,500	116,145
		1,784,715

See accompanying notes which are an integral part of these financial statements.

5

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2019 – (Unaudited)

COMMON STOCKS – 96.03% – continued	Shares	Fair Value
Real Estate – 2.48%
Jernigan Capital, Inc.	6,500	$137,280
Office Properties Income Trust	18,000	430,380
		567,660
Total Common Stocks (Cost $23,238,629)		21,954,324

MONEY MARKET FUNDS – 4.05%
Fidelity Investments Money Market Government Portfolio - Class I, 2.27%(b)	926,791	926,791
Total Money Market Funds (Cost $926,791)		926,791
Total Investments – 100.08% (Cost $24,165,420)		22,881,115
Liabilities in Excess of Other Assets – (0.08)%		(17,228)
NET ASSETS – 100.00%		$22,863,887

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2019.

ADR	- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

6

AUER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

May 31, 2019 – (Unaudited)

Assets
Investments in securities at fair value (cost $24,165,420)	$22,881,115
Dividends receivable	29,265
Prepaid expenses	5,464
Total Assets	22,915,844
Liabilities
Payable to Adviser	30,937
Payable to Administrator	7,700
Other accrued expenses	13,320
Total Liabilities	51,957
Net Assets	$22,863,887
Net Assets consist of:
Paid-in capital	$33,852,736
Accumulated deficit	(10,988,849)
Net Assets	$22,863,887
Shares outstanding (unlimited number of shares authorized, no par value)	3,104,725
Net asset value, offering and redemption price per share(a)	$7.36

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

7

AUER GROWTH FUND
STATEMENT OF OPERATIONS

For the six months ended May 31, 2019 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $4,649)	$202,676
Total investment income	202,676
Expenses
Adviser	182,583
Fund accounting	16,166
Administration	14,061
Legal	9,771
Audit and tax preparation	9,252
Transfer agent	9,000
Trustee	6,885
Compliance services	6,000
Report printing	5,849
Registration	4,393
Custodian	2,722
Insurance	2,231
Pricing	1,642
Miscellaneous	10,172
Total expenses	280,727
Net investment loss	(78,051)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(2,942,416)
Net realized loss on foreign currency translations	(12)
Net change in unrealized appreciation of investment securities	1,468,517
Net realized and change in unrealized loss on investments	(1,473,911)
Net decrease in net assets resulting from operations	$(1,551,962)

See accompanying notes which are an integral part of these financial statements.

8

AUER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(78,051)	$(226,002)
Net realized gain (loss) on investment securities and foreign currency translations	(2,942,428)	3,622,980
Net change in unrealized appreciation (depreciation) of investment securities	1,468,517	(6,764,203)
Net decrease in net assets resulting from operations	(1,551,962)	(3,367,225)
Capital Transactions
Proceeds from shares sold	40,075	480,252
Proceeds from redemption fees(a)	—	658
Amount paid for shares redeemed	(1,431,078)	(2,329,760)
Net decrease in net assets resulting from capital transactions	(1,391,003)	(1,848,850)
Total Decrease in Net Assets	(2,942,965)	(5,216,075)
Net Assets
Beginning of period	25,806,852	31,022,927
End of period	$22,863,887	$25,806,852
Share Transactions
Shares sold	5,138	52,397
Shares redeemed	(186,640)	(257,379)
Net decrease in shares outstanding	(181,502)	(204,982)

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

9

AUER GROWTH FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended May 31,		Fiscal Year Ended November 30,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$7.85		$8.89	$6.84	$6.93	$7.77	$8.31
Income from investment operations:
Net investment income (loss)	(0.03)		(0.07)	— (a)	(0.11)	(0.20)	(0.12)
Net realized and unrealized gain (loss)	(0.46)		(0.97)	2.05	0.02 (b)	(0.64)	(0.42)
Total from investment operations	(0.49)		(1.04)	2.05	(0.09)	(0.84)	(0.54)
Paid in capital from redemption fees	—		— (a)	— (a)	— (a)	—	— (a)
Net asset value, end of period	$7.36		$7.85	$8.89	$6.84	$6.93	$7.77
Total Return(c)	(6.24	)%(d)	(11.70)%	29.97%	(1.30)%	(10.81)%	(6.50)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$22,864		$25,807	$31,023	$25,171	$34,760	$66,210
Ratio of expenses to average net assets	2.31	%(e)	2.15%	2.29%	2.44%	1.98%	1.88%
Ratio of net investment income (loss) to average net assets	(0.64	)%(e)	(0.74)%	0.09%	(1.07)%	(0.75)%	(1.24)%
Portfolio turnover rate	115	%(d)	172%	191%	175%	138%	140%

(a)	Rounds to less than $0.005 per share.
(b)

Realized and unrealized gains and losses in the caption are balancing amounts necessary to reconcile the change in net in net asset value for the period and may not reconcile with the Statement of Operations due to share transactions for the period.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 – (Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fund is to provide long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is SBAuer Funds, LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of

11

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported

12

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Redemption Fees – The Fund charges a 1.00% redemption fee for shares redeemed within 7 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

13

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official

14

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

15

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$21,954,324	$—	$—	$21,954,324
Money Market Funds	926,791	—	—	926,791
Total	$22,881,115	$—	$—	$22,881,115

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2019, the Adviser earned a fee of $182,583 from the Fund. At May 31, 2019, the Fund owed the Adviser $30,937 for advisory services.

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended May 31, 2019, the Administrator earned fees of $14,061 for administration services, $16,166 for fund accounting services, $9,000 for transfer agent services and $6,000 for compliance services. At May 31, 2019, the Fund owed the Administrator $7,700 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Trustee of the Trust receives annual compensation of

16

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

$2,070 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,520 per fund from the Trust. Prior to January 1, 2019, these fees were $1,850 and $2,300 for non-chairmen and chairmen, respectively. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time upon 60 days notice to shareholders.

17

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2019, purchases and sales of investment securities, other than short-term investments, were $26,681,215 and $28,173,020, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2019.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At May 31, 2019, Bryan Auer and Janet Auer, who are married, owned 80.75% of the Fund. As a result, Bryan and Janet Auer each may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$701,247
Gross unrealized depreciation	(1,980,383)
Net unrealized appreciation/(depreciation) on investments	$(1,279,136)
Tax cost of investments	$24,160,251

As of May 31, 2019, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and REIT related adjustments.

At November 30, 2018, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated capital and other losses	$(6,689,234)
Unrealized depreciation on investments	(2,747,653)
Total accumulated deficit	$(9,436,887)

18

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

As of November 30, 2018, the Fund had short-term and long-term capital loss carryforwards of $984,163 and $5,450,193, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the fiscal year ended November 30, 2018, the Fund utilized capital loss carryforwards of $3,752,063.

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the flowing fiscal year for tax purposes. For the year ended November 30, 2018, the Fund deferred $254,878 of late year ordinary losses.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

19

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 through May 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Auer Growth Fund	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$937.60	$11.15	2.31%
Hypothetical(b)	$1,000.00	$1,013.42	$11.58	2.31%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

20

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

This page intentionally left blank.

OTHER INFORMATION (Unaudited)

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (888) 711-2837 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (888) 711-2837 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

SBAuer Funds, LLC

8801 River Crossing Blvd, Suite 100

Indianapolis, IN 46240

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC
Member FINRA/SIPC

Symons Value
Institutional Fund

Semi-Annual Report

May 31, 2019

Fund Adviser:

Symons Capital Management, Inc.
650 Washington Road, Suite 800
Pittsburgh, PA 15228
Toll Free (877) 679-6667
www.symonsfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (877) 679-6667. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns* (for the periods ended May 31, 2019)
	Six Months	1 Year	5 Year	10 Year
Symons Value Institutional Fund	-0.73%	4.46%	3.52%	7.59%
S&P 500® Index**	0.74%	3.78%	9.66%	13.95%
S&P 500® Value Index**	-2.26%	1.18%	6.69%	12.17%

Total annual operating expenses, as disclosed in the Symons Value Institutional Fund (the “Fund”) prospectus dated February 25, 2019, as amended March 28, 2019, which included acquired fund fees and expenses of 0.01%, were 1.44% of average daily assets (0.98% after fee waivers by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.97% of the average daily net assets through March 31, 2022. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-679-6667.

INVESTMENT RESULTS – (Unaudited) (continued)

*

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized. The performance shown reflects the performance of the original share class of the Fund which commenced operations in December 2006. The original share class of the Fund converted into the current share class of the Fund on March 27, 2019, which is the date the current share class commenced operations. The performance of the original share class will continue to be reflected in the current performance of the Fund.

**

The S&P 500® Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500® Value Index measures the performance of the large-capitalization value sector in the U.S. equity market and is a subset of the S&P 500® Index. It consists of those stocks in the S&P 500® Index exhibiting the strongest value characteristics. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-877-679-6667.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

FUND HOLDINGS – (Unaudited)

[1]	As a percent of net assets.

The investment objective of the Symons Value Institutional Fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year within sixty days after the end of the period. The Fund’s portfolio holdings are available at the SEC’s website at www.sec.gov.

SYMONS VALUE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

May 31, 2019 – (Unaudited)

COMMON STOCKS — 88.55%	Shares	Fair Value
Beverages — 8.31%
Coca-Cola Company (The)	25,226	$1,239,353
Molson Coors Brewing Company, Class B	16,809	924,159
		2,163,512
Biotechnology — 1.96%
Celgene Corporation(a)	5,440	510,218

Diversified Financial Services — 2.94%
Berkshire Hathaway, Inc., Class B(a)	3,871	764,213

Electric Utilities — 13.35%
Alliant Energy Corporation	18,905	897,231
Duke Energy Corporation	14,382	1,231,243
PPL Corporation	45,290	1,347,830
		3,476,304
Entertainment — 2.33%
Viacom, Inc., Class B	20,855	605,421

Equity Real Estate Investment Trusts (REITs) — 13.55%
GEO Group, Inc. (The)	33,400	732,461
Host Hotels & Resorts, Inc.	29,550	535,151
Iron Mountain, Inc.	16,763	513,786
OUTFRONT Media, Inc.	29,132	718,104
Park Hotels & Resorts, Inc.	18,282	504,949
Public Storage	2,201	523,574
		3,528,025
Food Products — 14.10%
Archer-Daniels-Midland Company	9,805	375,728
Conagra Brands, Inc.	24,476	655,223
General Mills, Inc.	11,935	590,066
Hershey Company (The)	11,439	1,509,489
Kraft Heinz Company (The)	9,998	276,445
Tyson Foods, Inc., Class A	3,480	264,097
		3,671,048
Health Care Providers & Services — 2.35%
Quest Diagnostics, Inc.	6,366	610,563

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2019 – (Unaudited)

COMMON STOCKS — 88.55% — (continued)	Shares	Fair Value
Hotels, Restaurants & Leisure — 2.35%
Luckin Coffee, Inc. (China) - ADR(a)	30,438	$611,804

Household Durables — 2.88%
Newell Brands, Inc.	55,887	750,003

Household Products — 6.01%
Clorox Company (The)	6,978	1,038,396
Colgate-Palmolive Company	7,566	526,745
		1,565,141
Independent Power and Renewable Electricity Producers — 4.31%
AES Corporation	70,949	1,120,994

Multi-Utilities — 7.74%
Consolidated Edison, Inc.	10,613	915,902
Dominion Energy, Inc.	14,609	1,098,305
		2,014,207
Personal Products — 2.01%
Coty, Inc., Class A	42,488	524,302

Pharmaceuticals — 1.88%
Bristol-Myers Squibb Company	10,792	489,633

Water Utilities — 2.48%
Aqua America, Inc.	16,322	645,372

Total Common Stocks (Cost $22,376,363)		23,050,760

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2019 – (Unaudited)

MONEY MARKET FUNDS — 10.03%	Shares	Fair Value
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.27%(b)	2,610,224	$2,610,224
Total Money Market Funds (Cost $2,610,224)		2,610,224
Total Investments — 98.58% (Cost $24,986,587)		25,660,984
Other Assets in Excess of Liabilities — 1.42%		368,903
NET ASSETS — 100.00%		$26,029,887

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2019.

ADR – American Depositary Receipt.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES

May 31, 2019 – (Unaudited)

Assets
Investments in securities at fair value (cost $24,986,587)	$25,660,984
Receivable for fund shares sold	3,605
Receivable for investments sold	369,407
Dividends receivable	68,293
Prepaid expenses	13,439
Total Assets	26,115,728
Liabilities
Payable for fund shares redeemed	63,671
Payable to Adviser	4,583
Payable to Administrator	5,980
Payable for administrative services plan fees	4,929
Other accrued expenses	6,678
Total Liabilities	85,841
Net Assets	$26,029,887
Net Assets consist of:
Paid-in capital	$25,502,799
Accumulated earnings	527,088
Net Assets	$26,029,887
Shares outstanding (unlimited number of shares authorized, no par value)	2,991,362
Net asset value (“NAV”), offering and redemption price per share	$8.70

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
STATEMENT OF OPERATIONS

For the six months ended May 31, 2019 – (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $460)	$486,870
Total investment income	486,870
Expenses
Adviser	133,696
Administration	15,000
Fund accounting	13,312
Registration	10,243
Legal	9,750
Audit and tax preparation	8,748
Transfer agent	7,500
Trustee	6,885
Report printing	6,594
Compliance services	6,000
Administrative services plan	4,929
Insurance	2,331
Custodian	1,708
Pricing	331
Miscellaneous	4,110
Total expenses	231,137
Fees waived by Adviser	(75,302)
Net operating expenses	155,835
Net investment income	331,035

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(264,293)
Net realized loss on foreign currency translations	(182)
Net change in unrealized depreciation of investment securities	(398,536)
Net realized and change in unrealized loss on investments	(663,011)
Net decrease in net assets resulting from operations	$(331,976)

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$331,035	$738,948
Net realized gain (loss) on investment securities and foreign currency translations	(264,475)	3,958,989
Net change in unrealized depreciation of investment securities	(398,536)	(4,294,197)
Net increase (decrease) in net assets resulting from operations	(331,976)	403,740

Distributions to Shareholders from Earnings	(4,276,581)	(9,285,830)
Capital Transactions
Proceeds from shares sold	1,470,079	3,361,375
Proceeds from redemption fees(a)	5,025	408
Reinvestment of distributions	3,677,318	8,367,314
Amount paid for shares redeemed	(4,771,164)	(45,574,213)
Net increase (decrease) in net assets resulting from capital transactions	381,258	(33,845,116)
Total Decrease in Net Assets	(4,227,299)	(42,727,206)
Net Assets
Beginning of period	30,257,186	72,984,392
End of period	$26,029,887	$30,257,186
Share Transactions
Shares sold	167,207	329,169
Shares issued in reinvestment of distributions	459,795	803,503
Shares redeemed	(554,279)	(4,453,150)
Net increase (decrease) in shares outstanding	72,723	(3,320,478)

(a)	Prior to February 25, 2019, the Fund charged a 2% redemption fee on shares redeemed within 60 days of purchase.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended May 31,		For the Year Ended November 30,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.37		$11.70	$10.83	$11.07	$12.91	$11.82
Investment operations:
Net investment income	0.11		0.18	0.18	0.14	0.18	0.18
Net realized and unrealized gain (loss) on investments	(0.32)		0.08 (a)	1.09	0.19	(0.29)	1.06
Total from investment operations	(0.21)		0.26	1.27	0.33	(0.11)	1.24
Less distributions to shareholders from:
Net investment income	(0.10)		(0.18)	(0.17)	(0.14)	(0.20)	(0.15)
Net realized gains	(1.36)		(1.41)	(0.23)	(0.43)	(1.53)	—
Total distributions	(1.46)		(1.59)	(0.40)	(0.57)	(1.73)	(0.15)
Paid in capital from redemption fees (b)	—		—	—	—	—	—
Net asset value, end of period	$8.70		$10.37	$11.70	$10.83	$11.07	$12.91
Total Return (c)	(0.73	)%(d)	2.35%	11.93%	3.05%	(1.11)%	10.55%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$26,030		$30,257	$72,984	$90,105	$78,958	$95,107
Ratio of net expenses to average net assets	1.12	%(e)	1.21%	1.21%	1.21%	1.21%	1.21%
Ratio of expenses to average net assets before expense waiver	1.67	%(e)	1.43%	1.30%	1.30%	1.34%	1.34%
Ratio of net investment income to average net assets after expense waiver	2.39	%(e)	1.53%	1.49%	1.30%	1.61%	1.48%
Portfolio turnover rate	18	%(d)	76%	89%	83%	65%	58%

(a)

The amount shown for a share outstanding throughout the year does not accord with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the year.

(b)	Redemption fees resulted in less than $0.005 per share. Prior to February 25, 2019, the Fund charged a 2.00% redemption fee.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019 – (Unaudited)

NOTE 1. ORGANIZATION

The Symons Value Institutional Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is Symons Capital Management, Inc. (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

As of and during the six months ended May 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Redemption Fees – Prior to February 25, 2019, the Fund charged a 2.00% redemption fee for shares redeemed within 60 days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retained the fee charged as an increase in paid-in capital and such fees became part of the Fund’s daily NAV calculation.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$23,050,760	$—	$—	$23,050,760
Money Market Funds	2,610,224	—	—	2,610,224
Total	$25,660,984	$—	$—	$25,660,984

(a)	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Fund. Prior to March 28, 2019, the Adviser was paid at an annual rate of 1.00% of the average daily net assets of the Fund.

Prior to March 28, 2019, the Fund’s ratio of total operating expenses was limited to 1.21%. Effective March 28, 2019, the Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

business, do not exceed 0.97% of the Fund’s average daily net assets through March 31, 2022. This expense limitation agreement may not be terminated prior to this date except by the Board of Trustees. For the six months ended May 31, 2019, the Adviser earned a fee of $133,696 from the Fund. For the six months ended May 31, 2019, the Adviser waived fees of $75,302. At May 31, 2019, the Fund owed the Adviser $4,583 for advisory services, net to the waiver description below.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of May 31, 2019, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements as follows:

November 30, 2019	$43,709
November 30, 2020	72,811
November 30, 2021	104,277
May 31, 2022	75,302
$296,099

Ultimus Fund Solutions, LLC (the “Administrator”), provides the Fund with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended May 31, 2019, the Administrator earned fees of $15,000 for administration services, $13,312 for fund accounting services, $7,500 for transfer agent services and $6,000 for compliance services. At May 31, 2019, the Fund owed the Administrator $5,980 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Trustee of the Trust receives annual compensation of $2,070 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,520 per fund from the Trust. Prior to January 1, 2019, these fees were $1,850 and $2,300 for non-chairmen and chairmen, respectively. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

The Trust, with respect to the Fund, has adopted an Administrative Services Plan pursuant to which the Fund may pay an annual fee of up to 0.10% of the Fund’s average daily net assets to financial intermediaries that provide administrative services to shareholders pursuant to a written agreement with the Fund or the Distributor. Alternatively, the Fund may reimburse the Adviser for compensating those intermediaries. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s shares. For the six months ended May 31, 2019, the Fund incurred Administrative Services fees of $4,929. At May 31, 2019, $4,929 was owed to the Adviser pursuant to the Administrative Services Plan.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2019, purchases and sales of investment securities, other than short-term investments, were $4,417,296 and $7,913,385, respectively.

There were no purchase or sales of long-term U.S. government obligations during the six months ended May 31, 2019.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At May 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$2,259,544
Gross unrealized depreciation	(1,593,948)
Net unrealized appreciation/(depreciation) on investments	$665,596
Tax cost of investments	$24,995,388

The tax character of distributions for the fiscal year ended November 30, 2018 was as follows:

Distributions paid from:
Ordinary income(a)	$2,365,879
Long-term capital gains	6,919,951
Total distributions paid	$9,285,830

(a)	Short term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2018, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$2,636,805
Undistributed long-term capital gains	1,434,708
Unrealized appreciation on investments	1,064,132
Total accumulated earnings	$5,135,645

As of November 30, 2018, the Fund did not have any unused capital loss carryforwards available for federal tax purposes.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2019 – (Unaudited)

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 through May 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Symons Value Institutional Fund	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 992.70	$ 5.58	1.12%
Hypothetical(b)	$1,000.00	$ 1,019.33	$ 5.66	1.12%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

MANAGEMENT AGREEMENT RENEWAL – (Unaudited)

The Symons Value Institutional Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, has considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Symons Capital Management, Inc. (“Symons”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement.

The Trustees held a teleconference on May 16, 2019 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Symons. At the Trustees’ quarterly meeting held in May 2019, a sub-committee of the Board interviewed certain executives of Symons, including Symons’ Chief Executive Officer, its Chief Compliance Officer, and its Chief Operating Officer, and reported to the full Board on the interviews. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Symons (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Symons for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)

The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Symons provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Symons’ portfolio manager who is responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Symons who provide services to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Symons to the Fund.

(ii)

Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for periods ended March 31, 2019. The Trustees observed that the Fund had underperformed its benchmarks, the S&P 500 Index and the S&P

MANAGEMENT AGREEMENT RENEWAL – (Unaudited) - (continued)

500 Value Index, for the one-, three-, five-, and ten-year periods, trailing by the least amount over the one-year period. The Trustees noted that the Fund had underperformed the average return of its Morningstar Large Cap Value Category over the one-, three-, five and ten-year periods. The Trustees considered that the Fund has more weight in mid capitalization securities than its Morningstar category does, and that the Fund outperformed the Morningstar Mid Cap Value Category over the one-year period. The Trustees also considered Symons’ explanation that the performance as of March 31 is a snapshot, and that as of a recent date, the Fund outperformed the Large Cap Value Category for the one-year period. On the whole, the Trustees concluded that the Fund’s performance was acceptable.

The Trustees also considered information about the Fund’s performance against a composite of other accounts managed by Symons using a substantially similar strategy for the one-, three-, five- and ten-year periods. The Trustees recognized that the Fund outperformed the composite for all periods.

(iii)

Fee Rate and Profitability. The Trustees noted that the Fund’s gross management fee and total net expense ratio were above the median and average for funds of comparable size in its Morningstar Large Cap Value Category. The Trustees also considered a profitability analysis prepared by Symons, which showed that Symons is not earning a profit from managing the Fund.

The Trustees also considered that Symons had recently reduced its management fee and had agreed to waive its management fee and/or reimburse expenses of the Fund through March 31, 2022 to the extent that its total annual operating expenses (excluding certain expenses) exceed 0.97%. The Trustees also considered information from Symons regarding its fee schedule for separate accounts managed using a similar strategy, and noted that the Fund’s management fee is equal to the highest management fee charged to these separate accounts. The Trustees discussed these differences in fees and considered Symons’ explanation that, in comparison to its separate accounts, the Fund is more labor intensive and expensive to manage.

The Trustees recalled their review of the Fund’s Administrative Services Plan at their February meeting and considered other potential benefits that Symons may receive in connection with its management of the Fund, including third-party research obtained by soft dollars, and noted Symons’ representation that it does not enter into soft dollar arrangements on behalf of the Fund. After considering the above information, the Trustees concluded that the current advisory fee for

MANAGEMENT AGREEMENT RENEWAL – (Unaudited) - (continued)

the Fund represents reasonable compensation in light of the nature and quality of Symons’ services to the Fund, the fees paid by competitive mutual funds, and the profitability of Symons’ services to the Fund.

(iv)

Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Symons will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and Symons’ level of profitability in managing the Fund, it does not appear that Symons is realizing benefits from economies of scale in managing the Fund to such an extent that the management fee for the Fund should be reduced or that breakpoints in the advisory fee should be implemented at this time.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

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OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (877) 679-6667 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (877) 679-6667 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC
Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	7/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	7/26/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	7/26/2019